Basis of preparation - Initial Public Offering and Follow-On Public Offering (Details) - USD ($)				12 Months Ended
	Jun. 04, 2021	Sep. 28, 2020	May 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Proceeds from public offering of common shares, net of transaction costs				$ 0	$ 433,158,000	$ 0
Issuance of shares at follow-on offering					204,000,000
Share premium
Disclosure of classes of share capital [line items]
Increase in share premium			$ 255,300,000
Issuance of shares at follow-on offering		$ 203,481,000			$ 203,481,000
Initial Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			14,082,475
Offering price per share (in USD per share)			$ 19.00
Proceeds from issue of ordinary shares, net			$ 267,600,000
Proceeds from public offering of common shares, net of transaction costs			244,200,000
Transaction costs			4,700,000
Underwriting discounts and commissions			$ 18,700,000
Underwriters Option Member
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			1,836,844
Follow-on Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		6,000,000
Offering price per share (in USD per share)		$ 34.00
Proceeds from issue of ordinary shares, net		$ 204,000,000
Proceeds from public offering of common shares, net of transaction costs		188,900,000
Transaction costs		2,900,000
Underwriting discounts and commissions		12,200,000
Issuance of shares at follow-on offering		$ 203,500,000
At-The-Market
Disclosure of classes of share capital [line items]
Proceeds from public offering of common shares, net of transaction costs	$ 200,000,000